PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Oct. 31, 2022
Prepaid Expenses And Deposits
SUMMARY OF PREPAID EXPENSES AND DEPOSITS
	October 31, 2022	October 31, 2021	January 31, 2021
Prepaid expenses	$191,322	$18,246	$7,067
Deposits on inventory	475,458	56,261	111,302
Deposits	10,694	7,067	-
	$677,474	$81,574	$118,369